Skadden, Arps, Slate, Meagher & Flom LLP
333 West Wacker Drive
Chicago, Illinois 60606

Tel: (312) 407-0700 Fax: (312) 407-0411

August 3, 2005
VIA EDGAR TRANSMISSION
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:	Filing of Registration Statement on Form S-1 of
US BioEnergy Corporation.

Ladies and Gentlemen:
          On behalf of US BioEnergy Corporation, a South Dakota corporation (the “Company”), we transmit herewith for filing under the Securities Act of 1933, as amended (the “Securities Act”), a Registration Statement on Form S-1 (the “Registration Statement”) in connection with a proposed offering of common stock by the Company.
          The applicable filing fee under Section 6(b) of the Securities Act with respect to the Registration Statement is $32,100, which was remitted on August 1, 2006, via wire transfer to the U.S. Treasury designated lockbox depository at Mellon Bank in Pittsburgh, Pennsylvania.
          If you have any questions or comments in connection with the Registration Statement, please contact the undersigned at (312) 407-0784. Facsimile transmissions may be sent to the undersigned at (312) 407-0411.
Very truly yours,
/s/ Richard C. Witzel, Jr.